CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Retained (Deficit)/Earnings	Accumulated Other Comprehensive Income
Balance at Sep. 30, 2011	$ 114,737	$ 86,394	$ 28,228	$ 115
Increase (Decrease) in Stockholder's Equity
Total comprehensive income	11,971		12,027	(56)
Dividends paid to parent	(6,773)		(6,773)
Balance at Sep. 30, 2012	119,935	86,394	33,482	59
Increase (Decrease) in Stockholder's Equity
Total comprehensive income	9,355		9,405	(50)
Dividends paid to parent	(24,618)		(24,618)
Balance at Sep. 30, 2013	104,672	86,394	18,269	9
Increase (Decrease) in Stockholder's Equity
Total comprehensive income	(38,291)		(38,282)	(9)
Dividends paid to parent	(3,231)		(3,231)
Balance at Sep. 30, 2014	$ 63,150	$ 86,394	$ (23,244)	$ 0